INCOME TAXES (Details) - USD ($) $ in Millions				12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments
The Company and its Israeli subsidiaries				$ 1,932	$ 2,139	$ 1,303
Non-Israeli subsidiaries				420	1,499	(53)
Income before income taxes				2,352	3,638	1,250
UTP Due To NOLs ST	$ 108	$ 143		108	143
UTP Due To NOLs LT	70	150		70	150
Income Tax Expense Benefit Continuing Operations By Jurisdiction
In Israel				149	147	197
Outside Israel				485	444	(240)
Income Tax Expense (Benefit), Total				634	591	(43)
Federal Income Tax Expense Benefit Continuing Operations
Current				298	879	1,096
Deferred income taxes-net and uncertain tax positions				336	(288)	(1,139)
Income taxes				$ 634	$ 591	$ (43)
Effective Income Tax Rate Reconciliation
Statutory tax rate in Israel				26.50%	26.50%	25.00%
Amendment Sixty Nine Payments				$ 286		$ 577
Short-term deferred tax assets (liabilities)-net:
Inventory related	382	383		382	$ 383
Sales reserves and allowances	254	357		254	357
Provisions for employee-related obligations, current	45	66		45	66
Carryforward losses and deductions, current	60	59		60	59
Provision for legal settlements	89	229		89	229
Other	64	78		64	78
Short-term deferred tax assets (liabilities)-gross	894	1,172		894	1,172
Valuation allowance-in respect of carryforward losses and deductions that may not be utilized	(190)	(213)		(190)	(213)
Short-term deferred tax assets (liabilities)-net	704	959		704	959
Long-term deferred tax assets (liabilities)-net:
Deferred Tax Liabilities Property Plant And Equipment	(207)	(218)		(207)	(218)
Intangible assets	(1,900)	(1,098)		(1,900)	(1,098)
Provisions for employee related obligations, noncurrent	65	39		65	39
Carryforward losses and deductions, noncurrent	989	1,043		989	1,043
Other	125	(21)		125	(21)
Long-term deferred tax assets (liabilities)-gross	(928)	(255)		(928)	(255)
Deferred Tax Assets Valuation Allowance Noncurrent	(570)	(458)		(570)	(458)
Long-term deferred tax assets (liabilities)-net	(1,498)	(713)		(1,498)	(713)
Deferred tax assets (liabilities) - net	794	246		794	246
Uncertain Tax Positions Due To NOLs	178	293		178	293
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Balance at the beginning of the year				713	665	903
Increase related to prior year tax positions, net				(6)	38	29
Increase related to current year tax positions				43	51	176
Tax assessments settlements				(99)	(38)	(461)
Acquisition				0	0	0
Other				(3)	(3)	18
Balance at the end of the year	648	713	$ 665	648	713	665
Future Federal Statutory Tax Rate
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	14	12	69
Balance of accrued potential penalties and interest in unrecognized tax benefits	101	87	75	101	87	75
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	$ 14	$ 12	$ 69
Amount Of Tax Exempt Profit Earned By Company From Approved Enterprises				9,700
Tax Payable Refer To Distributed Dividends				1,500
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes				$ 2,352	$ 3,638	$ 1,250
Statutory tax rate in Israel				26.50%	26.50%	25.00%
Theoretical provision for income taxes				$ 623	$ 964	$ 313
Increase (decrease) in effective tax rate due to:
IncomeTaxReconciliationChangeInEnactedTaxRate				(337)	(524)	(535)
IncomeTaxReconciliationOtherAdjustments				0	0	248
IncomeTaxReconciliationForeignIncomeTaxRateDifferential				447	88	(275)
IncomeTaxReconciliationTaxContingencies				(99)	63	206
Income taxes				$ 634	$ 591	(43)
Year 2007 [Member]
Future Federal Statutory Tax Rate
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense						213
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense						$ 213